Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Net Deferred Tax Assets Components	Significant components of the Company’s net deferred tax assets are summarized as follows (in thousands):

	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryforwards	$42,243	$36,898
Intangibles	189	3,565
Research and development capitalization	3,839	—
Accrued compensation	2,282	1,284
Credits	8,013	7,107
Fixed assets	10	6
Other, net	88	74
Right-of-use liability	25	36

Deferred tax assets	56,689	48,970

Deferred tax liabilities:
Right-of-use asset	(23)	(35)

Deferred tax liabilities	(23)	(35)

Net deferred tax assets	56,666	48,935
Valuation allowance	(56,666)	(48,935)

Net deferred tax assets	$—	$—

Schedule of Components of Income Tax Expense (Benefit)
A reconciliation of the income tax computed at the federal statutory tax rate to the expense (benefit) for income taxes for the years ended December 31, 2022 and 2021 is as follows (in thousands):

	December 31, 2022	December 31, 2021
Tax at statutory rate	$(4,760)	$3,318
State income taxes, net of federal benefits	(2,076)	(1,853)
Change in valuation allowance	7,726	8,515
Uncertain tax positions	586	569
Gain on change in fair value of earn-out liability	(2,546)	(10,271)
Permanent differences and other	281	636
Transaction costs	244	—
Capitalized R&D	3,381	510
LWAC net operating loss	(1,370)	—
Credits	(1,466)	(1,424)

Income tax expense	$—	$—

Schedule of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2022 and 2021, excluding interest and penalties, is as follows (in thousands):

	December 31, 2022	December 31, 2021
Balance at beginning of the year	$8,235	$7,623
Additions/(reductions) for tax positions - prior year	—	—
Increase related to current year positions	625	612

Balance at the end of the year	$8,860	$8,235